Other Information: Employees (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Information: Employees
Average number of employees	861	799	620
Number of industrial employees	556	546	424
Number of commercial employees	305	253	197